Equipment, Right-of-Use asset, and Process Plant (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	December 31,	December 31,
	2023	2022

Equipment	$1,460,375	$920,571
Less accumulated depreciation	(513,714)	(369,367)
Equipment, net	$946,661	$551,204

Schedule of Plant Asset Consists

Process plant consists of the following:

	December 31,	December 31,
	2023	2022

Plant purchase price less inventory	$3,633,292	$3,633,292
Ball mill purchase	745,626	-
Demobilization	2,204,539	2,201,414
Site preparation costs	10,635,606	2,296,266
Capitalized interest (note 9)	233,407	-
Process Plant	$17,452,470	$8,130,972

Schedule of Right-of-use Asset

Right-of-use asset consists of the following:

	December 31,	December 31,
	2023	2022

Right-of-use asset	670,808	-
Right-of-use asset accumulated depreciation	(45,786)	-
Right-of-use asset, net	$625,022	$-